TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Current tax expense [Abstract]
Total current tax expense	$ 10,338	$ 2,408	$ 1,756
Deferred tax income [Abstract]
Amortization of deferred tax benefit on intra-group transfer	(912)	(2,363)	0
Total income tax expense	9,426	45	1,212
United States [Abstract]
Percentage of ownership of individuals residing in U.S., minimum (in hundredths)	50.00%
United Kingdom [Abstract]
Number of vessels generating taxable revenues	4	4
Deferred income tax assets [Abstract]
Deferred tax assets, gross	0	1,025
Valuation allowances	0	(1,025)
Deferred tax assets, net	0	0
U. K. [Member]
Current tax expense [Abstract]
Total current tax expense	1,888	1,044	160
Deferred tax income [Abstract]
Deferred tax income	0	0	(544)
United Kingdom [Abstract]
Number of vessels generating taxable revenues	4
Foreign statutory tax rate (in hundredths)	24.00%
Indonesia [Member]
Current tax expense [Abstract]
Total current tax expense	7,395	0	0
Brazil [Member]
Current tax expense [Abstract]
Total current tax expense	$ 1,055	$ 1,364	$ 1,596